Common stock - Narrative (Detail)		1 Months Ended		9 Months Ended	12 Months Ended
	Jun. 14, 2018	Apr. 30, 2014 shares	Mar. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2018 Vote $ / shares shares	Dec. 31, 2017 USD ($) Vote $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common stock, shares sold (shares)					0
Restricted common stock, vesting period (in years)	48 months
Stock issued under Employee Stock Purchase Plan (shares)					0
Equity [Abstract]
Common stock, shares authorized (shares)				100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value (in usd per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, number of votes per share | Vote				1	1
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common stock, shares sold (shares)		867,314	4,553,415
Restricted common stock, price per share (in usd per share) | $ / shares			$ 0.0004
Proceeds from sale of restricted common stock to founders | $			$ 1,950
Restricted common stock, repurchase period					90 days
Restricted common stock, repurchase price (in usd per share) | $ / shares					$ 0.0004
Restricted common stock, shares outstanding (shares)					5,251,075
Restricted common stock, fair value of shares vested | $					$ 3,840,000	$ 9,646,000	$ 15,616,000
Restricted stock | Non-employee Consultants and Advisers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common stock, shares sold (shares)					0	18,194	0
Restricted common stock, shares outstanding (shares)				15,485	12,860
Restricted common stock, fair value of shares vested | $					$ 22,000	$ 71,000
Restricted stock | Vests upon issuance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common stock, percent vested				25.00%	25.00%
Restricted stock | Vests ratably over four years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common stock, percent vested				75.00%	75.00%
Restricted common stock, vesting period (in years)				4 years	4 years